Investment Risks	Sep. 11, 2025
Vulcan Value Partners Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk. Equity prices fluctuate and may decline in response to developments at individual companies or general economic conditions including interest rate levels, political events, war, natural disasters and the spread of infectious illness or other public health issues. If the value of Fund’s investments goes down and you redeem your shares, you could lose money. While the ability to hold shares through periods of volatility may protect long-term investments from permanent loss, Fund investments might not be profitable either because the market fails to recognize the value or because the Adviser misjudged the value of the investment.

Vulcan Value Partners Fund | Business Ownership Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Business Ownership Risk. The Fund treats investing as partial ownership of qualifying businesses. As partial owners of these companies, the Fund faces the risks inherent in owning a business, which may include financial, operational, and reputational risk associated with the operations of a business. Additionally, loss of profitability, cessation of operations resulting in a permanent capital loss, or harm to its public image, among other factors, may negatively impact a business’s price and intrinsic value resulting in the loss of capital invested.

Vulcan Value Partners Fund | Small-Size Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small-Size Company Risk. The Fund’s investments in securities issued by small-sized companies, which can include companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies because small-sized companies tend to be less established and less developed in nature and may underperform compared to the securities of larger companies.

Vulcan Value Partners Fund | Large-Size Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large-Size Company Risk. The Fund’s investments in larger companies are subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Vulcan Value Partners Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Currency Risk. The value of the Fund’s investments may fall as a result of changes in exchange rates.

Vulcan Value Partners Fund | Economic and Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Economic and Market Events Risk. Markets can be volatile in response to a number of factors, as well as broader economic, political, military and regulatory conditions. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance and may prevent execution of the Fund’s strategy successfully. It is not always possible to access certain markets or to sell certain investments at a particular time or at an acceptable price, thereby impacting the liquidity of a given portfolio. The value of the fund will change daily based on changes in market, economic, industry, political, military, regulatory, geopolitical, and other considerations.

Vulcan Value Partners Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Markets Risk. To the extent that the Fund invests in issuers located in emerging markets, the risk of loss may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have the same risks as Non-U.S. Securities, however, have exacerbated risk because they have been more volatile than the markets of developed countries with more mature economies.

Vulcan Value Partners Fund | Managed Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Managed Portfolio Risk. The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Vulcan Value Partners Fund | Non-U.S. Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability. Non-U.S. investments are also not subject to the same regulatory and transparency requirements and protections as those of U.S. based transactions.

Vulcan Value Partners Fund | Value Stocks Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Value Stocks Risk. The Fund invests in companies that the portfolio managers believe to be selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Fund to be undervalued may actually be appropriately priced.

Vulcan Value Partners Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Vulcan Value Partners Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Vulcan Value Partners Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-diversification Risk and Securities Concentration Limitations. The Fund is classified as non-diversified. As a result, an increase or decrease in the value of a single security may have a greater impact on the Fund’s NAV and total return. Being non-diversified may also make the Fund more susceptible to financial, economic, political or other developments that may impact a security. Although the Fund may from time to time satisfy the requirements for a diversified fund, its non-diversified classification gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.

Vulcan Value Partners Small Cap Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk. Equity prices fluctuate and may decline in response to developments at individual companies or general economic conditions including interest rate levels, political events, war, natural disasters and the spread of infectious illness or other public health issues. If the value of Fund’s investments goes down and you redeem your shares, you could lose money. While the ability to hold shares through periods of volatility may protect long-term investments from permanent loss, Fund investments might not be profitable either because the market fails to recognize the value or because the Adviser misjudged the value of the investment.

Vulcan Value Partners Small Cap Fund | Business Ownership Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Business Ownership Risk. The Fund treats investing as partial ownership of qualifying businesses. As partial owners of these companies, the Fund faces the risks inherent in owning a business.

Vulcan Value Partners Small Cap Fund | Small-Size Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small-Size Company Risk. The Fund’s investments in securities issued by small-sized companies, which can include companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Vulcan Value Partners Small Cap Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Currency Risk. The value of the Fund’s investments may fall as a result of changes in exchange rates.

Vulcan Value Partners Small Cap Fund | Economic and Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Economic and Market Events Risk. Markets can be volatile in response to a number of factors, as well as broader economic, political, military and regulatory conditions. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance and may prevent execution of the Fund’s strategy successfully. It is not always possible to access certain markets or to sell certain investments at a particular time or at an acceptable price, thereby impacting the liquidity of a given portfolio. The value of the fund will change daily based on changes in market, economic, industry, political, military, regulatory, geopolitical, and other considerations.

Vulcan Value Partners Small Cap Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Markets Risk. To the extent that the Fund invests in issuers located in emerging markets, the risk of loss may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have the same risks as Non-U.S. Securities, however, have exacerbated risk because they have been more volatile than the markets of developed countries with more mature economies.

Vulcan Value Partners Small Cap Fund | Managed Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Managed Portfolio Risk. The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Vulcan Value Partners Small Cap Fund | Non-U.S. Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability. Non-U.S. investments are also not subject to the same regulatory and transparency requirements and protections as those of U.S. based transactions.

Vulcan Value Partners Small Cap Fund | Value Stocks Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Value Stocks Risk. The Fund invests in companies that the portfolio managers believe to be selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Fund to be undervalued may actually be appropriately priced.

Vulcan Value Partners Small Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Vulcan Value Partners Small Cap Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Vulcan Value Partners Small Cap Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-diversification Risk and Securities Concentration Limitations. The Fund is classified as non-diversified. As a result, an increase or decrease in the value of a single security may have a greater impact on the Fund’s NAV and total return. Being non-diversified may also make the Fund more susceptible to financial, economic, political or other developments that may impact a security. Although the Fund may from time to time satisfy the requirements for a diversified fund, its non-diversified classification gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.